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                            THE DIRECTOR SELECT PLUS

                                 ISSUED THROUGH

                              SEPARATE ACCOUNT TWO

                         HARTFORD LIFE INSURANCE COMPANY

        SUPPLEMENT DATED MAY 11, 2000 TO THE PROSPECTUS DATED MAY 1, 2000


The second column heading to the Example Table on Page 8 of the prospectus should be deleted and replaced with the following language:

"If you annuitize your Contract at the end of the applicable time period you would pay the following expenses on a $1000 investment, assuming a 5% annual return on assets. This assumes recapture of the Payment Enhancement:"


The second column heading to the Example Table on Page 9 of the prospectus should be deleted and replaced with the following language:

"If you annuitize your Contract at the end of the applicable time period you would pay the following expenses on a $1000 investment, assuming a 5% annual return on assets. This assumes recapture of the Payment Enhancement:"




                               THE PROSPECTUS FOR
                             THE DIRECTOR SELECT PLUS
                       DATED MAY 1, 2000 MUST BE ACCOMPANIED
                            BY THIS PROSPECTUS SUPPLEMENT


HV-2643
333-91925